Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (PIMCO Money Market Portfolio), Administrative Class)	0 Months Ended
Apr. 30, 2013
(PIMCO Money Market Portfolio) | Administrative Class
Operating Expenses:
Management Fees	0.32%
Distribution and/or Service (12b-1) Fees
Total Annual Fund Operating Expenses	0.32% [1]

[1]	To maintain certain net yields for the Portfolio, PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Portfolio's fees and expenses. Such waivers, if any, are not reflected in this table. See "Management of the Portfolio—Temporary Fee Waivers, Reductions and Reimbursements" for additional information.